Trade receivables, reseller financing and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [line items]
Summary of Movements in the allowance for loss allowance for expected credit losses

Movements in the allowance for expected credit losses of trade receivables and reseller financing are as follows:

	Trade receivables	Reseller financing	Total
Balance as of December 31, 2021	374,355	185,278	559,633
Additions	143,828	45,987	189,815
Reversals	(130,385)	(52,695)	(183,080)
Write-offs	(65,045)	(5,283)	(70,328)
Balance as of December 31, 2022	322,753	173,287	496,040
Additions	115,090	28,472	143,562
Reversals	(76,762)	(59,436)	(136,198)
Write-offs	(26,614)	(7,940)	(34,554)
Balance as of December 31, 2023	334,467	134,383	468,850
Additions	114,691	31,931	146,622
Reversals	(85,549)	(37,126)	(122,675)
Write-offs	(17,874)	(2,329)	(20,203)
Balance as of December 31, 2024	345,735	126,859	472,594

Credit risk exposure

The table below presents information on credit risk exposure, resulting from balances of trade receivables and reseller financing.

	12/31/2024			12/31/2023
	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses	Weighted average rate of expected losses	Gross accounting balance	Allowance for expected credit losses
Current	0.55%	4,289,620	23,517	0.55%	4,412,278	24,131
Less than 30 days	3.14%	141,756	4,452	7.62%	61,451	4,683
31-60 days	20.26%	40,402	8,186	4.92%	57,753	2,841
61-90 days	14.96%	27,360	4,093	15.29%	23,845	3,646
91-180 days	30.37%	57,289	17,396	32.91%	47,430	15,609
More than 180 days	54.49%	761,460	414,950	48.79%	856,602	417,940
		5,317,887	472,594		5,459,359	468,850

Breakdown of other receivables
	12/31/2024	12/31/2023
Sale of subsidiary Oxiteno:
Receivables from sale of investments (i)	‐	726,195
(-) Adjustment to present value - sale of investments (ii)	‐	(10,318)
Sale of subsidiary Extrafarma:
Receivables from sale of investments (iii)	‐	208,487
Total - current	‐	924,364

(i)   The balance related to the final installment of the sale of Oxiteno was received in April 2024.

(ii)  The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.17%, and fully paid up in April 2024.

(iii) Balance related to the second installment of the Extrafarma sale transaction, received in August 2024, monetarily adjusted by the CDI rate + 0.5% p.a.

Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables
Trade receivables of customers	12/31/2024	12/31/2023
Domestic customers	3,885,310	4,183,696
Domestic customers - related parties (see Note 8)	301	78
Foreign customers	19,032	82,634
Foreign customers - related parties (see Note 8)	8,361	3,065
	3,913,004	4,269,473
(-) Allowance for expected credit losses	(345,735)	(334,467)
Total - trade receivables of customers	3,567,269	3,935,006
Current	3,540,266	3,921,790
Non-current	27,003	13,216

Reseller Financing Ipiranga [Member]
Disclosure of financial assets [line items]
Composition of reseller financing
Reseller financing	12/31/2024	12/31/2023
Reseller financing – Ipiranga	1,404,883	1,189,886
(-) Allowance for expected credit losses	(126,859)	(134,383)
Total – reseller financing	1,278,024	1,055,503
Current	511,979	504,862
Non-current	766,045	550,641